SEGMENT INFORMATION - Operating segment results (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SEGMENT INFORMATION
Net sales	R$ 39,755,575	R$ 49,830,946	R$ 40,965,431
EBITDA	19,537,398	29,630,671	25,221,854
Depreciation and amortisation expense	(7,321,110)	(7,407,890)	(7,041,663)
Operating profit before net financial income ("EBIT")	R$ 12,216,288	R$ 22,222,781	R$ 18,180,191
EBITDA margin (%)	49.14%	59.46%	61.57%
Domestic (Brazil)
SEGMENT INFORMATION
Net sales	R$ 8,863,292	R$ 8,524,638	R$ 6,719,395
Foreign
SEGMENT INFORMATION
Net sales	30,892,283	41,306,308	34,246,036
Asia
SEGMENT INFORMATION
Net sales	13,660,165	18,298,105	15,996,747
Europe
SEGMENT INFORMATION
Net sales	9,003,272	13,093,824	10,795,958
North America
SEGMENT INFORMATION
Net sales	6,158,439	7,664,359	6,119,182
South and Central America
SEGMENT INFORMATION
Net sales	1,995,782	2,233,637	1,259,308
Africa
SEGMENT INFORMATION
Net sales	74,625	16,383	74,841
Pulp
SEGMENT INFORMATION
Net sales	30,677,265	41,384,322	34,715,208
EBITDA	R$ 16,052,028	R$ 26,098,309	R$ 22,735,409
EBITDA margin (%)	52.33%	63.06%	65.49%
Pulp | Domestic (Brazil)
SEGMENT INFORMATION
Net sales	R$ 2,144,199	R$ 2,665,746	R$ 2,338,810
Pulp | Foreign
SEGMENT INFORMATION
Net sales	28,533,066	38,718,576	32,376,398
Pulp | Asia
SEGMENT INFORMATION
Net sales	13,588,032	18,294,046	15,952,786
Pulp | Europe
SEGMENT INFORMATION
Net sales	8,701,141	12,768,321	10,477,292
Pulp | North America
SEGMENT INFORMATION
Net sales	5,682,010	7,055,625	5,694,273
Pulp | South and Central America
SEGMENT INFORMATION
Net sales	558,601	592,360	233,061
Pulp | Africa
SEGMENT INFORMATION
Net sales	3,282	8,224	18,986
Paper
SEGMENT INFORMATION
Net sales	9,078,310	8,446,624	6,250,223
EBITDA	R$ 3,485,370	R$ 3,532,362	R$ 2,486,445
EBITDA margin (%)	38.39%	41.82%	39.78%
Paper | Domestic (Brazil)
SEGMENT INFORMATION
Net sales	R$ 6,719,093	R$ 5,858,892	R$ 4,380,585
Paper | Foreign
SEGMENT INFORMATION
Net sales	2,359,217	2,587,732	1,869,638
Paper | Asia
SEGMENT INFORMATION
Net sales	72,133	4,059	43,961
Paper | Europe
SEGMENT INFORMATION
Net sales	302,131	325,503	318,666
Paper | North America
SEGMENT INFORMATION
Net sales	476,429	608,734	424,909
Paper | South and Central America
SEGMENT INFORMATION
Net sales	1,437,181	1,641,277	1,026,247
Paper | Africa
SEGMENT INFORMATION
Net sales	R$ 71,343	R$ 8,159	R$ 55,855